Revenues - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Total revenues	$ 9,667	$ 6,203	$ 17,173	$ 20,055
Revenues From Toll Milling Services [Member]
Statement Line Items [Line Items]
Total revenues		430	496	508
Concentrate Revenues From Contracts With Customers: Silver [Member]
Statement Line Items [Line Items]
Total revenues	6,100	3,301	10,084	9,940
Concentrate Revenues From Contracts With Customers: Lead [Member]
Statement Line Items [Line Items]
Total revenues	1,541	1,108	2,873	3,371
Concentrate Revenues From Contracts With Customers: Zinc [Member]
Statement Line Items [Line Items]
Total revenues	$ 2,026	$ 1,364	$ 3,720	$ 6,236